Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
October 31, 2022
EDT-NPRT3-1222
1.950997.109
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Entertainment - 1.4%
Activision Blizzard, Inc.	1,503,100	109,425,680
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	1,329,920	125,690,739
Media - 3.2%
Charter Communications, Inc. Class A (a)	195,500	71,869,710
Comcast Corp. Class A	5,334,504	169,317,157
		241,186,867
TOTAL COMMUNICATION SERVICES		476,303,286
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	2,758,793	113,524,332
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	789,600	31,457,664
Multiline Retail - 1.5%
Dollar General Corp.	429,339	109,502,912
Specialty Retail - 0.8%
Ross Stores, Inc.	644,900	61,710,481
TOTAL CONSUMER DISCRETIONARY		316,195,389
CONSUMER STAPLES - 7.0%
Beverages - 0.9%
Coca-Cola European Partners PLC	1,471,100	69,215,255
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	1,705,037	50,741,901
Food Products - 2.2%
Mondelez International, Inc.	2,130,063	130,956,273
Tyson Foods, Inc. Class A	598,500	40,907,475
		171,863,748
Household Products - 2.9%
Procter & Gamble Co.	710,600	95,696,502
Reckitt Benckiser Group PLC	746,100	49,514,194
Spectrum Brands Holdings, Inc.	738,527	34,075,636
The Clorox Co. (b)	269,600	39,372,384
		218,658,716
Personal Products - 0.3%
Unilever PLC sponsored ADR	492,200	22,400,022
TOTAL CONSUMER STAPLES		532,879,642
ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
ConocoPhillips Co.	968,631	122,134,683
Dynagas LNG Partners LP (a)(b)	994,300	2,982,900
Equinor ASA sponsored ADR	1,061,300	38,503,964
Exxon Mobil Corp.	3,507,600	388,677,153
Occidental Petroleum Corp.	911,100	66,145,860
Ovintiv, Inc.	709,200	35,920,980
Parex Resources, Inc.	4,186,469	63,856,444
		718,221,984
FINANCIALS - 22.2%
Banks - 8.7%
Bank of America Corp.	4,555,700	164,187,428
Cullen/Frost Bankers, Inc.	177,000	27,443,850
JPMorgan Chase & Co.	1,507,000	189,701,160
M&T Bank Corp.	517,444	87,122,046
PNC Financial Services Group, Inc.	534,700	86,530,501
Wells Fargo & Co.	2,406,900	110,693,331
		665,678,316
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	362,331	44,987,017
BlackRock, Inc. Class A	181,300	117,103,483
Invesco Ltd.	709,724	10,872,972
Northern Trust Corp.	502,438	42,380,645
		215,344,117
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	1,174,166	346,484,645
Insurance - 5.9%
Chubb Ltd.	849,039	182,449,991
The Travelers Companies, Inc.	900,070	166,026,912
Willis Towers Watson PLC	448,600	97,889,006
		446,365,909
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp. (b)	911,600	7,493,352
Annaly Capital Management, Inc.	445,600	8,265,880
MFA Financial, Inc.	871,300	8,678,148
		24,437,380
TOTAL FINANCIALS		1,698,310,367
HEALTH CARE - 20.2%
Biotechnology - 2.4%
Regeneron Pharmaceuticals, Inc. (a)	132,400	99,134,500
Vertex Pharmaceuticals, Inc. (a)	283,500	88,452,000
		187,586,500
Health Care Providers & Services - 11.3%
Centene Corp. (a)	2,457,103	209,173,178
Cigna Corp.	667,807	215,741,729
Elevance Health, Inc.	236,126	129,106,613
Humana, Inc.	214,422	119,664,630
UnitedHealth Group, Inc.	340,044	188,775,427
		862,461,577
Pharmaceuticals - 6.5%
AstraZeneca PLC sponsored ADR	1,737,454	102,179,670
Bristol-Myers Squibb Co.	2,667,548	206,654,944
Roche Holding AG (participation certificate)	332,259	110,242,934
Sanofi SA sponsored ADR	1,737,978	75,132,789
		494,210,337
TOTAL HEALTH CARE		1,544,258,414
INDUSTRIALS - 9.4%
Aerospace & Defense - 5.4%
Airbus Group NV	232,500	25,157,378
L3Harris Technologies, Inc.	307,600	75,814,172
Lockheed Martin Corp.	162,900	79,280,172
Northrop Grumman Corp.	283,600	155,699,236
The Boeing Co. (a)	555,700	79,192,807
		415,143,765
Air Freight & Logistics - 0.2%
Deutsche Post AG	332,000	11,736,143
Electrical Equipment - 1.1%
Eaton Corp. PLC	102,400	15,367,168
Regal Rexnord Corp.	531,800	67,293,972
		82,661,140
Industrial Conglomerates - 0.4%
Siemens AG	307,000	33,527,174
Machinery - 2.3%
Crane Holdings Co.	110,200	11,057,468
ITT, Inc.	251,600	19,219,724
Oshkosh Corp.	828,152	72,877,376
Parker Hannifin Corp.	55,000	15,984,100
Pentair PLC	811,400	34,849,630
Stanley Black & Decker, Inc.	307,700	24,151,373
		178,139,671
TOTAL INDUSTRIALS		721,207,893
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,374,875	107,890,571
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	215,738	26,369,656
IT Services - 2.8%
Amdocs Ltd.	949,137	81,920,014
Capgemini SA	192,800	31,598,156
Cognizant Technology Solutions Corp. Class A	995,679	61,981,018
Maximus, Inc.	584,400	36,039,948
		211,539,136
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	82,700	12,080,816
Software - 1.5%
Aspen Technology, Inc. (a)	128,052	30,918,155
NortonLifeLock, Inc.	2,438,328	54,935,530
Open Text Corp.	957,800	27,728,310
		113,581,995
TOTAL INFORMATION TECHNOLOGY		471,462,174
MATERIALS - 2.8%
Chemicals - 1.9%
DuPont de Nemours, Inc.	1,657,695	94,820,154
International Flavors & Fragrances, Inc.	403,960	39,430,536
The Scotts Miracle-Gro Co. Class A (b)	254,000	11,661,140
		145,911,830
Metals & Mining - 0.9%
Lundin Mining Corp.	8,173,900	42,838,952
Newmont Corp.	659,129	27,894,339
		70,733,291
TOTAL MATERIALS		216,645,121
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	563,072	39,944,328
UTILITIES - 9.9%
Electric Utilities - 8.1%
Constellation Energy Corp.	1,454,601	137,517,979
Duke Energy Corp.	413,000	38,483,340
Evergy, Inc.	1,190,000	72,744,700
Exelon Corp.	617,806	23,841,134
NextEra Energy, Inc.	743,800	57,644,500
PG&E Corp. (a)	11,242,800	167,855,004
Portland General Electric Co. (b)	872,500	39,210,150
Southern Co.	1,260,946	82,566,744
		619,863,551
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	1,785,600	46,711,296
Multi-Utilities - 1.2%
Dominion Energy, Inc.	1,315,800	92,066,526
TOTAL UTILITIES		758,641,373
TOTAL COMMON STOCKS (Cost $5,767,414,899)		7,494,069,971

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,532,928
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd.	2,220,820	82,931,442
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $90,910,580)		87,464,370

Other - 0.2%
	Shares	Value ($)
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $37,686,213)	30,363,145	13,580,099

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	89,088,572	89,106,390
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	25,174,858	25,177,375
TOTAL MONEY MARKET FUNDS (Cost $114,283,765)		114,283,765

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $6,010,295,457)	7,709,398,205
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(65,596,372)
NET ASSETS - 100.0%	7,643,801,833

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,580,099 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	37,686,213

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	68,176,491	1,402,689,994	1,381,760,095	1,584,957	-	-	89,106,390	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	3,125,550	483,407,507	461,355,682	22,285	-	-	25,177,375	0.1%
Total	71,302,041	1,886,097,501	1,843,115,777	1,607,242	-	-	114,283,765

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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